May 2, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE: John Hancock Declaration Trust (the "Trust") John Hancock V.A. Core Equity Fund
                           John Hancock V.A. International Fund
                           John Hancock V.A. Mid Cap Growth Fund
                           John Hancock V.A. Large Cap Growth Fund
                           John Hancock V.A. Relative Value Fund
                           John Hancock V.A. Small Cap Growth Fund
                           John Hancock V.A. Sovereign Investors Fund
                           John Hancock V.A. Financial Industries Fund
                           John Hancock V.A. Regional Bank Fund
                           John Hancock V.A. Technology Fund
                           John Hancock V.A. Bond Fund
                           John Hancock V.A. High Yield Bond Fund
                           John Hancock V.A. Money Market Fund
                           John Hancock V.A. Strategic Income Fund
                           John Hancock V.A. 500 Index Fund

                          File Nos. 33-64465; 811-07437
                          -----------------------------


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated May 1, 2001 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer